Prepayments and Other Assets - Summary of Prepayments and Other Assets (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for credit loss, other receivables	¥ 4,606	¥ 0	¥ 0
Write-down for prepayments to third-party suppliers	0	202,522	¥ 358,842
Foundry Service [Member]
Purchase obligation to third parties	¥ 121,015	¥ 0